Derivative Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Derivative Liabilities
Note 6 Derivative Liabilities

The Company identified conversion features embedded within convertible debt - secured (see Note 5(A)). The Company has determined that the features associated with the embedded conversion option should be accounted for at fair value as a derivative liability.

As a result of the application of ASC No. 815, the fair value of the conversion feature is summarized as follow:

Derivative liability balance at December 31, 2010	$622,944
Fair value at the commitment date for convertible notes issued during nine months ended September 30, 2011	6,849,374
Reclassification of derivative liability to additional paid in capital	(1,024,409)
Fair value mark to market adjustment	(2,181,956)
Derivative liability balance at September 30, 2011	$4,265,953

The Company recorded the derivative liability to debt discount to the extent of the gross proceeds raised, and expensed immediately the remaining value of the derivative as it exceeded the gross proceeds of the note.  The Company recorded a derivative expense for $3,576,192 during the nine months ended September 30, 2011.

The fair value at the commitment and remeasurement dates for embedded conversion features and warrants were based upon the following management assumptions:

	Commitment Date	Remeasurement Date
Expected dividends	0%	0%
Expected volatility	150%-204%	212%
Expected term: conversion feature	0.02 – 3 years	0.04 – 2.67 years
Expected term: warrants	2.5 – 5 years	2.5 – 5 years
Risk free interest rate	0.11% - 1.16%	0.11%

Note 6 Derivative Liabilities

The Company identified conversion features embedded within convertible debt ($380,000) issued in 2010 (see Note 5(B)). The Company has determined that the features associated with the embedded conversion option should be accounted for at fair value as a derivative liability.

As a result of the application of ASC No. 815, the fair value of the conversion feature is summarized as follow:

Derivative liability balance at December 31, 2009	$-
Fair value at the commitment date for convertible notes issued	473,638
Fair value mark to market adjustment	149,306
Derivative liability balance at December 31, 2010	$622,944

The Company recorded the derivative liability to debt discount to the extent of the gross proceeds raised, and expensed immediately the remaining value of the derivative as it exceeded the gross proceeds of the note.  The Company recorded a derivative expense for $93,638 for 2010.

The fair value at the commitment and remeasurement dates were based upon the following management assumptions:

	Commitment Date	Remeasurement Date
Expected dividends	0%	0%
Expected volatility	150%	150%
Expected term: conversion feature	0.75 – 3 years	0.37 – 2.92 years
Risk free interest rate	0.18% - 2.76%	0.19%